Employee benefit expenses - Summary of Employee benefit expenses (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of employee benefits expense [abstract]
Salaries	$ 5,139,741	$ 4,741,380	$ 5,302,234
Directors' remuneration	22,718	23,980	28,621
Labor and health insurance	477,338	432,568	449,223
Pension	215,840	195,359	205,671
Other personnel expenses	594,897	442,781	480,554
Total Employee benefit expenses	$ 6,450,534	$ 5,836,068	$ 6,466,303